Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties	The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2022	2021	2020
Volvo Cars	71,191	73,660	107,948
Volvofinans Bank AB	68,391	52,973	30,167
Geely	—	2,347	9,340
Total	139,582	128,980	147,455
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2022	2021	2020
Volvo Cars	2,217,094	570,429	276,849
Geely	249,204	1,200,295	782,864
Volvofinans Bank AB	1,003	5,748	—
Total	2,467,301	1,776,472	1,059,713
Amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support with Volvo Cars and Geely.

	As of December 31,
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	2022	2021
Volvo Cars	1,136,746	1,507,308
Geely	71,212	235,622
Volvofinans Bank AB	1,389	504
Total	1,209,347	1,743,434
In addition to current liabilities to related parties, Polestar has non-current lease liabilities to related parties amounting to $27,123 as of December 31, 2022 and $40,741 as of December 31, 2021 included in Other non-current interest-bearing liabilities.
The Group’s interest expense on related party trade payables for amounts past due is as follows:

	For the year ended December 31,
	2022	2021	2020
Interest expense on related party trade payables	37,957	30,801	11,210
Amounts due from related parties
Amounts due from related parties include transactions related to sales of software and performance engineered-kits and sales and distribution agreements discussed above.

	As of December 31,
Trade receivables – related parties and accrued income – related parties	2022	2021
Volvo Cars	120,302	15,457
Geely	3,751	4,025

Volvofinans Bank AB	3	309
Total	124,056	19,791

Summary of related party share conversions
At the Closing of the merger with GGI, related parties experienced certain share exchanges as follows:

	Pre-closing		Post-closing
	Class A	Class B	Class A	Class B
Geely (inclusive of affiliated entities)	—	4,262,295	36,691,611	—
Volvo Cars (inclusive of its consolidated subsidiaries)	97,685,904	17,345,079	204,572,624	814,219,838
PSD Investment Limited	99,340,825	—	—	828,013,737
Total	197,026,729	21,607,374	241,264,235	1,642,233,575
Related party share ownership as of December 31, 2022 and 2021 was as follows:

	As of December 31,
Class A Shares	2022	2021
Snita Holding B.V.	204,572,624	95,961,904
PSD Investment Limited	—	99,340,825
PS Investment	—	1,724,000
Geely (inclusive of affiliated entities)	35,526,575	—
Total	240,099,199	197,026,729

	As of December 31,
Class B Shares	2022	2021
Snita Holding B.V.	814,219,838	17,345,079
PSD Investment Limited	828,013,737	—
Geely	—	4,262,295
Total	1,642,233,575	21,607,374